UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007
                                                ------------------

Check here if Amendment [   ]; Amendment Number:
                                                 -------------
         This Amendment (Check only one.):  [    ] is a restatement.
                                            [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Socratic Fund Management, L.P.
Address:   101 JFK Parkway
           Short Hills, New Jersey 07078


Form 13F File Number:  28-
                          ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jonathan W. Gibson
           ------------------------------------------
Title:     Managing Member of the reporting
           manager's General Partner
Phone:     (973) 921-4700

Signature, Place, and Date of Signing:

/s/JONATHAN W. GIBSON              Short Hills, New Jersey             10/25/07
---------------------              -----------------------             --------
    [Signature]                         [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. {Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   0
                                                --------------

Form 13F Information Table Entry Total:              18
                                                --------------

Form 13F Information Table Value Total:             181,544
                                                --------------
                                                 (thousands)

List of Other Included Managers:                None


                                 Title of                  Value      Share/    Share/ Put/  Investment   Other    Voting Authority
Name of Issuer                    Class     Cusip        X $1000   Prn Amount  Prn    Call  Discretion  Managers Sole   Shared  None
------------------------------------------------------------------------------------------------------------------------------------
ALPHA NATURAL RESOURCES LLC
  CMN                              COM    02076X 10 2    11,034     475,000     SH             SOLE        No    SOLE
ALTAIR NANOTECHNOLOGIES INC
  CMN                              COM    021373 10 5       574     175,000     SH             SOLE        No    SOLE
CAMERON INTERNATIONAL CORP
  CMN                              COM    13342B 10 5     9,229     100,000     SH             SOLE        No    SOLE
CANADIAN NATURAL RESOURCES
  CMN                              COM    136385 10 1     5,235     69,106      SH             SOLE        No    SOLE
CIE GEN GEOPHYSIQUE VERITAS -
  SPONSORED ADR CMN                COM    204386 10 6     6,509     100,000     SH             SOLE        No    SOLE
ENERGYSOUTH INC CMN                COM    292970 10 0    19,159     379,984     SH             SOLE        No    SOLE
EVERGREEN SOLAR INC CMN            COM    30033R 10 8     3,842     430,200     SH             SOLE        No    SOLE
FMC TECHNOLOGIES INC CMN           COM    30249U 10 1    14,415     250,000     SH             SOLE        No    SOLE
FORDING CANADIAN COAL TRUST CMN    COM    345425 10 2    10,137     261,400     SH             SOLE        No    SOLE
HELIX ENERGY SOLUTNS GROUP INC
  CMN                              COM    42330P 10 7    16,984     400,000     SH             SOLE        No    SOLE
OCCIDENTAL PETROLEUM CORP CMN      COM    674599 10 5     5,170      80,687     SH             SOLE        No    SOLE
SCHLUMBERGER LTD CMN               COM    806857 10 8    21,000     200,000     SH             SOLE        No    SOLE
SMITH INTERNATIONAL INC CMN        COM    832110 10 0     8,925     125,000     SH             SOLE        No    SOLE
SUNCOR ENERGY INC CMN              COM    867229 10 6     7,111     75,000      SH             SOLE        No    SOLE
SUNTECH POWER HOLDINGS CO LTD.
  ADR CMN                          COM    86800C 10 4     3,990     100,000     SH             SOLE        No    SOLE
GLOBALSANTAFE CORP CMN             COM    G3930E 10 1    13,304     175,000     SH             SOLE        No    SOLE
NOBLE CORPORATION CMN              COM    G65422 10 0     9,810     200,000     SH             SOLE        No    SOLE
WEATHERFORD INTERNATIONAL,
  LTD CMN                          COM    G95089 10 1    15,116     225,000     SH             SOLE        No    SOLE
                                                       --------

                                                        181,544
                                                       ========